Debt - Schedule of Debt Maturities of Company's Revolving Credit Facilities, Term Loan, Mortgages and Notes Payable, Including Balloon Payments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Scheduled Principal Payments For Borrowings [Line Items]
Total debt, net	$ 1,712,846	$ 2,325,014
Capitalized interest	$ 3,839	$ 4,332	$ 6,035
Discontinued Operations, Disposed of by Sale | CMBS Loans
Scheduled Principal Payments For Borrowings [Line Items]
Number of loans in default securitized into CMBS | Loan	6
Mortgages and Notes Payable
Scheduled Principal Payments For Borrowings [Line Items]
2018	$ 231,189
2019	558,635
2020	414,813
2021	587,155
2022	1,016,037
Thereafter	932,822
Total debt, net	3,740,651
Mortgages and Notes Payable | Scheduled Principal
Scheduled Principal Payments For Borrowings [Line Items]
2018	41,877
2019	44,135
2020	48,910
2021	32,402
2022	32,557
Thereafter	188,177
Total debt, net	388,058
Mortgages and Notes Payable | Balloon Payment
Scheduled Principal Payments For Borrowings [Line Items]
2018	189,312
2019	514,500
2020	365,903
2021	554,753
2022	983,480
Thereafter	744,645
Total debt, net	3,352,593
CMBS - fixed-rate | CMBS Loans
Scheduled Principal Payments For Borrowings [Line Items]
Outstanding balance	64,300
Capitalized interest	$ 13,200